Goodwill and Other Intangible Assets - Summary of Goodwill by Groups of Cash Generating Unit (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of goodwill allocated to CGUs [line items]
Goodwill	$ 11,431	$ 97
Cash-generating units [member] | Retail [member]
Disclosure of goodwill allocated to CGUs [line items]
Goodwill	6,882
Cash-generating units [member] | Potash [member]
Disclosure of goodwill allocated to CGUs [line items]
Goodwill	154
Cash-generating units [member] | Nitrogen [member]
Disclosure of goodwill allocated to CGUs [line items]
Goodwill	4,097	$ 97
Cash-generating units [member] | Phosphate and Sulfate [member]
Disclosure of goodwill allocated to CGUs [line items]
Goodwill	$ 298